Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Fair value of assets and liabilities
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2021	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Loans at fair value	—	—	389,679,352	389,679,352
Financial guarantee derivative	—	—	11,816,799	11,816,799
Total assets	—	—	401,496,151	401,496,151
Liabilities
Payable to investors at fair value	—	—	462,714,400	462,714,400
Financial guarantee derivative	—	—	565,953,269	565,953,269
Total liabilities	—	—	1,028,667,669	1,028,667,669

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2022	(RMB)	(RMB)	(RMB)	(RMB)
Assets
Loans at fair value	—	—	120,279,612	120,279,612
Financial investments	—	—	10,713,953	10,713,953
Total assets	—	—	130,993,565	130,993,565
Liabilities
Payable to investors at fair value	—	—	141,288,810	141,288,810
Financial guarantee derivative	—	—	107,890,394	107,890,394
Total liabilities	—	—	249,179,204	249,179,204

				Balance at Fair
	Level 1	Level 2	Level 3	Value
December 31, 2022	(US$)	(US$)	(US$)	(US$)
Assets
Loans at fair value	—	—	17,438,904	17,438,904
Financial investments	—	—	1,553,377	1,553,377
Total assets	—	—	18,992,281	18,992,281
Liabilities
Payable to investors at fair value	—	—	20,484,952	20,484,952
Financial guarantee derivative	—	—	15,642,637	15,642,637
Total liabilities	—	—	36,127,589	36,127,589

Schedule of financial guarantee derivative movement activities

	For loans facilitated in	For loans facilitated in
	2020	2021	Total
Year ended December 31, 2021	RMB	RMB	RMB
Balance at December 31, 2020	3,842,853	—	3,842,853
Estimated payment to financial institutional cooperators based on the pre-agreed Cap (1)	—	212,641,902	212,641,902
Less: Initially estimated net guarantee service fee to be collected (2)	—	201,562,969	201,562,969
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans (3)	1,044,741	1,731,660	2,776,401
Change in fair value of financial guarantee derivative	1,044,741	12,810,593	13,855,334
Add: Guarantee service fee received from borrowers	52,087,120	94,897,894	146,985,014
Less: Compensation paid/payable to financial institutional cooperators	56,974,714	119,525,286	176,500,000
Balance at December 31, 2021	—	(11,816,799)	(11,816,799)
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2021)	—	93,116,616	93,116,616
Changes in fair value related to balance outstanding at December 31, 2021	—	11,388,942	11,388,942

	For loans facilitated in	For loans facilitated in
	2021	2022	Total	Total
Year ended December 31, 2022	RMB	RMB	RMB	USD
Balance at December 31, 2021	(11,816,799)	—	(11,816,799)	(1,713,275)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap (1)	—	—	—	—
Less: Initially estimated net guarantee service fee to be collected (2)	—	—	—	—
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans (3)	(15,743,564)	—	(15,743,564)	(2,282,602)
Change in fair value of financial guarantee derivative	(15,743,564)	—	(15,743,564)	(2,282,602)
Add: Guarantee service fee received from borrowers	110,656,100	—	110,656,100	16,043,626
Less: Compensation paid to financial institutional cooperators	83,095,737	—	83,095,737	12,047,749
Balance at December 31, 2022	—	—	—	—
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2022)	—	—	—	—
Changes in fair value related to balance outstanding at December 31, 2022	—	—	—	—

Note:

(1)Amount represents estimated payment to financial institutional cooperators which is the aggregated amount of guarantee fees, which would be the amount of loan principle multiplied by annualized guarantee fee ratio. The obligation is not influenced by default and early repayment of borrowers.
(2)Amount represents estimated guarantee service fees to be collected for loans newly facilitated during each vintage period according to the guarantee service agreement with the borrowers, net of estimated defaults and prepayments.
(3)Amount represents the subsequent adjustment to update the estimated net guarantee service fees to be collected for all outstanding loans as a result of changes in estimated default or prepayment rates.

The following table sets forth the liability side of Group’s financial guarantee derivative movement activities for the years ended December 31, 2021 and 2022.

	For loans facilitated in	For loans facilitated in
	2020	2021	Total
Year ended December 31, 2021	RMB	RMB	RMB
Balance at December 31, 2020	(171,328,829)	—	(171,328,829)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap(1)	—	1,927,017,013	1,927,017,013
Less: Initially estimated net guarantee service fee to be collected(2)	—	1,827,304,009	1,827,304,009
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans(3)	3,790,670	52,979,985	56,770,655
Change in fair value of financial guarantee derivative	3,790,670	152,692,989	156,483,659
Add: Guarantee service fee received from borrowers	837,446,557	1,147,827,202	1,985,273,759
Less: Compensation paid to financial institutional cooperators	669,908,398	734,566,922	1,404,475,320
Balance at December 31, 2021	—	565,953,269	565,953,269
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2021)	—	1,192,450,091	1,192,450,091
Changes in fair value related to balance outstanding at December 31, 2021	—	110,763,906	110,763,906

	For loans facilitated in	For loans facilitated in
	2021	2022	Total	Total
Year ended December 31, 2022	RMB	RMB	RMB	USD
Balance at December 31, 2021	565,953,269	—	565,953,269	82,055,511
Estimated payment to financial institutional cooperators based on the pre-agreed Cap (1)	—	100,633,097	100,633,097	14,590,428
Less: Initially estimated net guarantee service fee to be collected (2)	—	93,954,209	93,954,209	13,622,080
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans (3)	(129,190,421)	601,001	(128,589,420)	(18,643,714)
Change in fair value of financial guarantee derivative	(129,190,421)	7,279,889	(121,910,532)	(17,675,366)
Add: Guarantee service fee received from borrowers	646,183,355	107,060,087	753,243,442	109,210,034
Less: Compensation paid to financial institutional cooperators	998,298,062	6,449,582	1,004,747,644	145,674,715
Less: Compensaion payable to financial institutional cooperators (4)	84,648,141	—	84,648,141	12,272,827
Balance at December 31, 2022	—	107,890,394	107,890,394	15,642,637
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2022)	—	94,183,515	94,183,515	13,655,326
Changes in fair value related to balance outstanding at December 31, 2022	—	4,719,727	4,719,727	684,296

Note:

(1)Amount represents estimated payment to financial institutional cooperators which is the aggregated amount of guarantee fees, which would be the amount of loan principle multiplied by annualized guarantee fee ratio. The obligation is not influenced by default and early repayment of borrowers.
(2)Amount represents estimated guarantee service fees to be collected for loans newly facilitated during each vintage period according to the guarantee service agreement with the borrowers, net of estimated defaults and prepayments.
(3)Amount represents the subsequent adjustment to update the estimated net guarantee service fees to be collected for all outstanding loans as a result of changes in estimated default or prepayment rates.
(4)Amount represents the compensaion payable to financial institutional cooperators. See Note.11 Accrued expenses and other current liabilities.

Schedule of outstanding loan balance, remaining weighted average contractual term and estimated default rate of the outstanding loans

	As of	As of	As of
	December 31,	December 31,	December 31,
	2021	2022	2022
	RMB	RMB	US$
Outstanding loan balance	9,877,178,724	1,405,147,876	203,727,292
Remaining weighted average contractual term (Month)	6.76	1.93	1.93
Net cumulative expected loss rates (1)	7.74%	7.23%	7.23%
(1)	Represent the net of default rate, prepayment rate and collection rate.

Schedule of significant unobservable inputs

		December 31, 2021	December 31, 2022
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted-Average	Weighted-Average
Loans and payable to investors at fair value	Discount rates	6.46%	6.48%
	Net cumulative expected loss rates (1)	5.92%	5.94%
(1)	Represents the net of default rate, prepayment rate and collection rate, expressed as a percentage of the loan volume.

Schedule of loans receivable measured at fair value on recurring basis

RMB

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2020	principal	principal	of principal	fair value	31, 2021	2021
Xiaoying Credit Loan	1,585,731,888	422,081,700	(3,427,158,051)	1,816,290,599	(7,266,784)	389,679,352	(2,234,954)

RMB

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2021	principal	principal	of principal	fair value	31, 2022	2022
Xiaoying Credit Loan	389,679,352	99,000,000	(1,089,274,133)	727,042,700	(6,168,307)	120,279,612	(8,403,261)

USD

							Changes in fair
							value related to
							balance
	Balance at	Origination				Balance at	outstanding at
	December 31,	of loan	Collection of	Reinvestment	Change in	December	December 31,
	2021	principal	principal	of principal	fair value	31, 2022	2022
Xiaoying Credit Loan	56,498,194	14,353,651	(157,929,904)	105,411,283	(894,320)	17,438,904	(1,218,358)

Schedule of loans payable measured at fair value on recurring basis

Payable to investors at
fair value of the
Consolidated Trusts
RMB
Balance at December 31, 2020	1,914,183,650
Initial contribution	454,490,000
Principal payment	(1,905,959,250)
Changes in fair value	—
Balance at December 31, 2021	462,714,400
Changes in fair value related to balance outstanding at December 31, 2021	—

	Payable to investors at fair value of the
	Consolidated Trusts
	RMB	US$
Balance at December 31, 2021	462,714,400	67,087,282
Initial contribution	98,800,000	14,324,653
Principal payment	(420,225,590)	(60,926,983)
Changes in fair value	—	—
Balance at December 31, 2022	141,288,810	20,484,952
Changes in fair value related to balance outstanding at December 31, 2022	—	—